COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

December 2, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund
Columbia Floating Rate Fund
Columbia Global Opportunities Fund
Columbia Income Opportunities Fund
Columbia Inflation Protected Securities Fund
Columbia Large Core Quantitative Fund
Columbia Large Growth Quantitative Fund
Columbia Large Value Quantitative Fund
Columbia Limited Duration Credit Fund
Columbia Minnesota Tax-Exempt Fund
Columbia Money Market Fund
Post-Effective Amendment No. 120
File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 120 (Amendment). This Amendment was filed electronically on November 25, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Patrick Gannon at
617-385-9534.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust II